UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

       9 Executive Park Drive, Suite B, Clifton Park, NY 12065
                  (Address of principal executive offices)              (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund

	Schedule of Investments
	October 31, 2011 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
138,613	AAON Inc.	$ 2,934,437	1.02%

Apparel & Other Finished Prods of Fabrics & Related Materials
129,140	Carter's, Inc. *	4,918,943	1.72%

Broadwoven Fabric Mills, Man Made Fiber & Silk
167,931	Xerium Technologies Inc. *	1,739,765	0.61%

Canned, Frozen & Preserved Fruit and Vegetables
139,968	Overhill Farms Inc. *	546,155	0.19%

Chemicals & Allied Products
278,590	Solutia Inc. *	4,527,088	1.58%

Computer Communications Equipment
257,576	Electronics for Imaging, Inc. *	3,861,064	1.35%

Computer Storage Devices
169,892	IEC Electronics Corp. *	1,010,857	0.35%

Crude Petroleum & Natural Gas
84,130	Brigham Exploration Co. *	3,063,594
145,900	GeoResources, Inc. *	3,872,186
158,550	Gulfport Energy Corp. *	4,937,247
191,500	Northern Oil and Gas, Inc. *	4,628,555
		16,501,582	5.76%

Cutlery, Handtools & General Hardware
184,297	Lifetime Brands, Inc.	2,253,952	0.79%

Electronic Components, NEC
901,250	Power-One, Inc. *	4,461,188	1.56%

Electronic Components & Accessories
102,380	CTS Corp.	950,086
891,215	Vishay Intertechnology Inc. *	9,580,561
		10,530,647	3.67%

Electronic Housewares & Fans
146,160	Helen of Troy, Ltd. *	4,228,409	1.47%

Fabricated Plate Work (Boiler Shops)
198,980	Global Power Equipment Group Inc. *	5,274,960	1.84%

Fabricated Rubber Products, NEC
524,900	OMNOVA Solutions Inc. *	2,325,307
49,510	West Pharmaceutical Services, Inc.	1,924,454
		4,249,761	1.48%

Fire, Marine & Casualty Insurance
10,479	Baldwin & Lyons Inc. Class B	241,331
86,560	Platinum Underwriters Holdings Ltd. (Bermuda)	2,997,573
79,400	RLI Corp.	5,584,996
		8,823,900	3.08%

Food & Kindred Products
214,905	Flowers Foods Inc.	4,338,932	1.51%

Greeting Cards
131,810	CSS Industries Inc.	2,778,555	0.97%

Industrial Trucks, Tractors, Trailers & Stackers
47,515	Nacco Industries Inc.	3,900,982	1.36%

Life Insurance
25,700	National Western Life Insurance Company Class A	3,694,889
301,930	Primerica, Inc.	6,832,676
		10,527,565	3.67%

Miscellaneous Industrial & Commercial Machinery & Equipment
102,560	Sauer-Danfoss Inc. *	3,971,123	1.38%

Miscellaneous Furniture & Fixtures
122,780	Knoll Inc.	1,872,395	0.65%

Mortgage Bankers & Loan Correspondents
715,885	Ocwen Financial Corp. *	10,380,333	3.62%

Motor Vehicle Parts & Accessories
161,200	Drew Industries Inc.	3,873,636	1.35%

National Commercial Banks
40,580	City Holding Company	1,333,459
242,600	Community Bank System Inc.	6,200,856
148,100	Sterling Bancorp	1,221,825
		8,756,140	3.05%

Paper Mills
173,715	KapStone Paper and Packaging Co. *	2,848,926	0.99%

Pharmaceutical Preparations
157,172	Cambrex Corporation *	866,018	0.30%

Photographic Equipment & Supplies
152,819	Ballantyne Strong, Inc. *	568,487	0.20%

Plastic Materials, Synth Resin
312,240	Hexcel Corp. *	7,715,450
356,800	Polyone Corp.	3,992,592
		11,708,042	4.08%

Plastics Products, NEC
222,313	Myers Industries, Inc.	2,716,665	0.95%

Printed Circuit Boards
486,590	DDi Corp.	4,471,762	1.56%

Pulp Mills
209,510	Mercer International Inc. (Canada) *	1,441,429	0.50%

Refrigeration & Service Industries
213,100	Standex International Corp.	8,227,791	2.87%

Retail - Auto & Home Supply Stores
789,505	Pep Boys - Manny, Moe & Jack	9,079,308	3.17%

Retail - Home Furniture, Furnishings & Equipment Stores
273,680	Pier 1 Imports, Inc. *	3,423,737	1.19%

Retail - Miscellaneous Shopping
129,660	Cabela's Incorporated Class A *	3,231,127	1.13%

Retail - Retail Stores, NEC
280,160	Sally Beauty Holdings Inc. *	5,376,270	1.87%

Rolling Drawing & Extruding of Nonferrous Metals
183,215	RTI International Metals Inc. *	4,835,044	1.69%

Savings Institution, Federally Chartered
92,995	Dime Community Bancshares, Inc.	1,108,500	0.39%

Semiconductors & Related Devices
310,060	GT Solar International, Inc. *	2,542,492
178,960	International Rectifier Corporation *	4,346,938
70,976	Rubicon Technology, Inc. *	739,570
		7,629,000	2.66%

Service Industries for the Printing Trade
75,408	Schawk, Inc.	1,017,254	0.35%

Services - Business Services, NEC
280,840	Lender Processing Services, Inc.	4,928,742	1.72%

Services - Computer Integrated Systems Design
116,350	SYNNEX Corporation *	3,359,024	1.17%

Services - Consumer Credit Reports
122,600	Altisource Portfolio Solutions S.A. (Luxembourg) *	4,934,650	1.72%

Services - Educational Services
247,475	Universal Technical Institute Inc. *	3,533,943	1.23%

Services - Equipment Rental & Leasing, NEC
146,361	CAI International Inc. *	2,284,695
184,140	McGrath Rentcorp	4,920,221
190,430	Rent-A-Center Inc.	6,503,185
		13,708,101	4.79%

Services - Hospitals
76,800	Magellan Health Services Inc. *	3,952,896	1.38%

Services - Mailing, Reproduction, Commercial Art & Photography
345,073	American Reprographics Co. *	1,376,841	0.48%

Services - Membership Organizations
115,840	Interval Leisure Group, Inc. *	1,599,750	0.56%

Short-Term Business Credit Institutions
293,115	Asta Funding Inc.	2,362,507	0.82%

Special Industry Machinery (No Metalworking Machinery)
282,310	John Bean Technologies Corporation	4,556,483	1.59%

State Commercial Banks
202,100	Bryn Mawr Bank Corp.	3,710,556
307,300	Columbia Banking System Inc.	5,860,211
541,360	CVB Financial Corp.	5,256,606
88,650	First Bancorp *	1,124,082
151,550	First Financial Bankshares, Inc.	4,813,228
146,700	Hancock Holding Co.	4,445,010
		25,209,693	8.80%

Surgical & Medical Instruments & Apparatus
5,070	Atrion Corporation	1,140,750
116,845	Hill-Rom Holdings, Inc.	3,934,171
		5,074,921	1.77%

Textile Mill Products
261,560	Lydall Inc. *	2,866,698	1.00%

Truck & Bus Bodies
95,825	Miller Industries Inc.	1,958,663	0.68%

Wholesale - Durable Goods
288,271	School Specialty Inc. *	2,205,273	0.77%

Wholesale - Electrical Apparatus
160,930	EnerSys *	3,625,753	1.26%

Total for Common Stock (Cost $255,019,780)		$ 280,065,667	97.67%

REAL ESTATE INVESTMENT TRUSTS
152,565	Walter Investment Management Corp.	3,869,048	1.35%
Total for Real Estate Investment Trusts (Cost $3,790,388)
MONEY MARKET FUNDS
2,767,213	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	2,767,213	0.97%
(Cost $2,767,213)

Total Investment Securities		286,701,928	99.99%
	(Cost $261,577,381)

Other Assets In Excess of Liabilities		39,158	0.01%

Net Assets		$ 286,741,086	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2011.

See accompanying notes to Schedules of Investments

Walthausen Select Value Fund

		Schedule of Investments
		October 31, 2011 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
700	Assurant, Inc.	$ 26,978	2.68%

Apparel & Other Finished Products of Fabrics & Similar Material
720	Carter's, Inc. *	27,425	2.73%

Chemicals & Allied Products
1,745	Solutia Inc. *	28,356	2.82%

Crude Petroleum & Natural Gas
1,150	GeoResources, Inc. *	30,521	3.03%

Electronic Components & Accessories
3,210	Vishay Intertechnology Inc. *	34,507	3.43%

Electronic Components, NEC
4,830	Power-One, Inc. *	23,908	2.38%

Fire, Marine & Casualty Insurance
405	Endurance Specialty Holdings Ltd.	15,066
420	ProAssurance Corp. *	32,151
350	RLI Corp.	24,619
		71,836	7.14%

Food & Kindred Products
1,635	Flowers Foods Inc.	33,011	3.28%

In Vitro & In Vivo Diagnostic Substances
1,200	Myriad Genetics, Inc. *	25,536	2.54%

Meat Packing Plants
13	Seaboard Corp.	28,574
1,390	Smithfield Foods Inc. *	31,775
		60,349	6.00%

Metalworking Machinery & Equipment
770	Lincoln Electrics Holdings, Inc.	28,028	2.79%

Misc Industrial & Commercial Machinery & Equipment
750	Sauer-Danfoss Inc. *	29,040	2.89%

Mortgage Bankers & Loan Correspondents
2,580	Ocwen Financial Corp. *	37,410	3.72%

Motor Vehicles Parts & Accessories
570	Lear Corp.	26,739	2.66%

Papers & Allied Products
4,490	Boise Inc.	27,164	2.70%

Plastic Materials, Synth Resin
1,060	Hexcel Corp. *	26,193	2.60%

Plastics Products, NEC
570	AptarGroup, Inc.	27,343	2.72%

Retail - Auto & Home Supply Stores
1,420	Pep Boys - Manny, Moe & Jack	16,330	1.62%

Retail - Retail Stores, NEC
1,400	Sally Beauty Holdings Inc. *	26,866	2.67%

Retail - Variety Stores
725	Big Lots, Inc. *	27,325	2.72%

Savings Institution, Federally Chartered
2,770	Umpqua Holding Corp.	31,717	3.15%

Semiconductors & Related Devices
1,110	International Rectifier Corp. *	26,962	2.68%

Services - Advertising Agencies
3,170	Interpublic Group of Companies *	30,052	2.99%

Services - Business Services, NEC
1,540	Lender Processing Services, Inc.	27,027	2.69%

Services - Hospitals
1,510	HealthSouth Corp. *	26,667
575	Magellan Health Services, Inc. *	29,595
		56,262	5.59%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
560	Church & Dwight Co.	24,741	2.46%

State Commercial Banks
1,310	Bank of the Ozarks, Inc.	32,580
960	First Financial Bankshares, Inc.	30,489
		63,069	6.28%

Surgical & Medical Instruments & Apparatus
520	Teleflex Incorporated	31,127	3.09%

Title Insurance
1,550	Fidelity National Financial, Inc.	23,932	2.38%

Water Transportation
735	Alexander & Baldwin, Inc.	30,510	3.03%

Total for Common Stock (Cost $949,318)		$ 980,264	97.46%

CASH EQUIVALENTS
27,177	Fidelity Institutional Treasury Money Market Fund -	27,177	2.70%
	Class I 0.01% ** (Cost $27,177)

Total Investment Securities		1,007,441	100.16%
	(Cost $976,495)

Liabilities In Excess of Other Assets		(1,634)	-0.16%

Net Assets		$ 1,005,807	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2011.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at October 31, 2011 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                                                        Small Cap Value Fund        Select Value Fund

Cost of Investments

$261,577,381

                           $976,495

Gross Unrealized Appreciation

$44,375,048

                             $83,223

Gross Unrealized Depreciation

           ($19,250,501)

                          ($52,277)

Net Unrealized Appreciation

   (Depreciation) on Investments

$25,124,547

                          $30,946

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

INCOME TAXES:
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken on the Funds’ 2011 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of October 31, 2011:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$280,065,667	$0	$0	$280,065,667
Real Estate Investment Trusts	$3,869,048	$0	$0	$3,869,048
Money Market Funds	$2,767,213	$0	$0	$2,767,213
Total	$286,701,928	$0	$0	$286,701,928

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$980,264	$0	$0	$980,264
Money Market Funds	$27,177	$0	$0	$27,177
Total	$1,007,441	$0	$0	$1,007,441

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended October 31, 2011.  There were no transfers into or out of Level 1 or Level 2 during the period ended October 31, 2011.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:          Dec. 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:          Dec. 16, 2011

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:                 12/16/2011